Cover	Jul. 16, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 22, 2025, Lakeside Holding Limited (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission. This amendment (this “Amendment”) to the Original Form 8-K restates and amends Item 1.01 and Item 9.01 of the Original Form 8-K, for the purpose of clarifying the correct number of shares of Common Stock (as each is defined therein) issued in the private placement and the correct purchase price for shares of Common Stock issued by the Company in the private placement. Except as set forth in this Amendment, the Original Form 8-K remains unchanged.
Document Period End Date	Jul. 16, 2025
Entity File Number	001-42140
Entity Registrant Name	LAKESIDE HOLDING LIMITED
Entity Central Index Key	0001996192
Entity Tax Identification Number	82-1978491
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1475 Thorndale Avenue
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Itasca
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60143
City Area Code	224
Local Phone Number	446-9048
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value US$0.0001 per share
Trading Symbol	LSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false